Leases - Summary of Cash Outflow for Leases Recognized in Consolidated Statements of Cash Flows (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
Operating activities:
Cash outflow for non-lease components not included in the measurement of lease liabilities	$ (27,378)
Cash inflow for income from sublease	111,366
Net adjustment of lease classified as operating activities	83,988
Financing activities:
Payment of lease liabilities (note 8)	(384,494)
Cash outflow for interest portion of lease liabilities - included within interest paid	(106,337)
Net adjustment of lease classified as financing activities	(490,831)
Total net cash outflow for leases	$ (406,843)